Borrowings (Tables)	6 Months Ended
Jun. 30, 2018
Core structural borrowings of shareholder-financed operations
Borrowings
Schedule of borrowings

	2018 £m	2017 £m
	30 Jun	31 Dec
Holding company operations:note (i)
Perpetual Subordinated Capital Securities (Tier 1)note (iv)	833	814
Perpetual Subordinated Capital Securities (Tier 2)	2,388	2,326
Subordinated notes (Tier 2)	2,133	2,132
Subordinated debt total	5,354	5,272
Senior debt:note (ii)
£300m 6.875% Bonds 2023	300	300
£250m 5.875% Bonds 2029	249	249
Holding company total	5,903	5,821
Prudential Capital bank loannote (iii)	275	275
Jackson US$250m 8.15% Surplus Notes 2027note (v)	189	184
Total (per condensed consolidated statement of financial position)note (vi)	6,367	6,280

Notes

(i)	These debt tier classifications are consistent with the treatment of capital for regulatory purposes under the Solvency II regime.

The Group has designated US$4,275 million (31 December 2017: US$4,275 million) of its US dollar denominated subordinated debt as a net investment hedge under IAS 39 to hedge the currency risks related to the net investment in Jackson.

(ii)	The senior debt ranks above subordinated debt in the event of liquidation.
(iii)

The Prudential Capital bank loan of £275 million is drawn at a cost of 12 month GBP LIBOR plus 0.33 per cent. The loan was renewed in December 2017 maturing on 20 December 2022 with an option to repay annually.

(iv)	These borrowings can be converted, in whole or part, at the Company’s option and subject to certain conditions, on any interest payment date, into one or more series of Prudential preference shares.
(v)	Jackson’s borrowings are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of Jackson.
(vi)

The maturity profile, currency and interest rates applicable to all other core structural borrowings of shareholder-financed operations of the Group are as detailed in note C6.1 of the Group’s consolidated financial statements for the year ended 31 December 2017.

Operational borrowings attributable to shareholder-financed operations
Borrowings
Schedule of borrowings

	2018 £m	2017 £m
	30 Jun	31 Dec
Borrowings in respect of short-term fixed income securities programmes:
Commercial paper	909	485
Medium Term Notes 2018	300	600
	1,209	1,085
Other borrowingsnote	409	706
Total	1,618	1,791

Note

Other borrowings mainly include senior debt issued through the Federal Home Loan Bank of Indianapolis (FHLB), secured by collateral posted with the FHLB by Jackson. In addition, other borrowings include amounts whose repayment to the lender is contingent upon future surplus emerging from certain contracts specified under the arrangement. If insufficient surplus emerges on those contracts, there is no recourse to other assets of the Group and the liability is not payable to the degree of shortfall.

Borrowings attributable to with-profits operations
Borrowings
Schedule of borrowings

	2018 £m	2017 £m
	30 Jun	31 Dec
Non-recourse borrowings of consolidated investment funds*	3,521	3,570
£100m 8.5% undated subordinated guaranteed bonds of Scottish Amicable Finance plc**	—	100
Other borrowings (predominantly obligations under finance leases)	68	46
Total	3,589	3,716

*  In all instances the holders of the debt instruments issued by these subsidiaries and funds do not have recourse beyond the assets of those subsidiaries and funds.

** The interests of the holders of the bonds issued by Scottish Amicable Finance plc, a subsidiary of the Scottish Amicable Insurance Fund, are subordinated to the entitlements of the policyholders of that fund. These bonds were redeemed in full on 30 June 2018.